Inventories	12 Months Ended
Sep. 30, 2024
Inventory Disclosure [Abstract]
Inventories

7. Inventories

Inventories, net consisted of the following:

	As of September 30,
	2023	2024

Auto parts and auto accessories	$584	$3,270
New cars	305	-
Total	$889	$3,270

The Group recorded inventory write-downs of nil, US$49 and nil for the years ended September 30, 2022, 2023 and 2024, respectively.